LONG-TERM EMPLOYEE-RELATED OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Schedule of Expected Future Benefits
Year	Amount
2023	42
2024	68
2025	11
2026	158
2027	254
Thereafter (through 2032)	731
Total	$1,264